Other income and expenses (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Apr. 01, 2023
Other income
Gain on sale of crypto assets held (non-current assets)	¥ 1	¥ 123	¥ 16
Gain on sale of non-major line of business	0	300	0
Exchange gain	0	0	12
Other	21	14	17
Total	22	437	45
Other expenses
Impairment loss of crypto assets held (non-current assets)	13	0	69
Impairment loss of intangible assets	0	0	9
Loss on sales and disposals of intangible assets	34	39	37
Loss on sale of crypto assets (non-current assets)	0	0	28
Loss on sale of subsidiary stock	0	0	5
Lease contract cancellation penalty	0	44	0
Termination benefits	0	39	1
Exchange loss	42	8	0
Other	16	23	16
Total	¥ 105	¥ 153	¥ 165